Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for:			Compensation Actually Paid to:			Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1),(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1),(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	Fee Related Earnings (FRE) (in millions) (4)
Year	William E. Conway, Jr.	Kewsong Lee	Glenn A. Youngkin	William E. Conway, Jr. (2)	Kewsong Lee (2)	Glenn A. Youngkin (2)			Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	$500,000	$40,775,405	$—	$500,000	$(61,692,601)	$—	$14,108,893	$5,716,546	$102	$127	$1,225.0	$834.4
2021	$—	$42,322,501	$—	$—	$123,088,136	$—	$29,363,977	$41,878,582	$181	$162	$2,974.7	$598.1
2020	$—	$16,384,203	$12,064,228	$—	$20,465,591	$(31,426,807)	$6,925,930	$7,628,276	$102	$115	$348.2	$519.7

Company Selected Measure Name	Fee Related Earnings
Named Executive Officers, Footnote [Text Block]	The non-PEO named executive officers in 2022 and 2021 consist of Messrs. Buser, Clare, Finn and Larson, and in 2020 consists of Messrs. Buser, Clare, Ferguson and Finn (as applicable, the “Non-PEO NEOs”).
Peer Group Issuers, Footnote [Text Block]	The Peer Group for these purposes is the Dow Jones U.S. Asset Manager Index.
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate the “compensation actually paid,” the following amounts were deducted from and added to the applicable “Summary Compensation Table Total” set forth above:

	Summary Compensation Total	Deductions of Reported Equity Values from Summary Compensation Total (a)	Equity Award Adjustments to Summary Compensation Total (b)	“Compensation Actually Paid”
William E. Conway, Jr.
2022	$500,000	$—	$—	$500,000
Kewsong Lee
2022	$40,775,405	$(36,695,033)	$(65,772,973)	$(61,692,601)
2021	$42,322,501	$(36,110,256)	$116,875,891	$123,088,136
2020	$16,384,203	$(10,274,286)	$14,355,674	$20,465,591
Glenn Youngkin
2020	$12,064,228	$(10,682,574)	$(32,808,461)	$(31,426,807)
Average of Non-PEO Named Executive Officers
2022	$14,108,893	$(2,331,523)	$(6,060,824)	$5,716,546
2021	$29,363,977	$(11,208,915)	$23,723,520	$41,878,582
2020	$6,925,930	$(2,407,846)	$3,110,192	$7,628,276
Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 3 and Note 16 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year	Total Equity Award Adjustments
Kewsong Lee
2022	$4,536,963	$(23,277,375)	$274,175	$(4,205,426)	$(43,101,310)	$(65,772,973)
2021	$74,781,989	$39,770,125	$—	$2,323,777	$—	$116,875,891
2020	$10,586,204	$3,208,442	$—	$561,028	$—	$14,355,674
Glenn Youngkin
2020	$—	$—	$—	$594,447	$(33,402,908)	$(32,808,461)
Average of Non-PEO Named Executive Officers
2022	$1,127,829	$(5,797,829)	$—	$(1,390,824)	$—	$(6,060,824)
2021	$20,872,266	$1,624,028	$—	$1,227,226	$—	$23,723,520
2020	$2,579,729	$458,910	$—	$71,554	$—	$3,110,192

Non-PEO NEO Average Total Compensation Amount	$ 14,108,893	$ 29,363,977	$ 6,925,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,716,546	41,878,582	7,628,276
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate the “compensation actually paid,” the following amounts were deducted from and added to the applicable “Summary Compensation Table Total” set forth above:

	Summary Compensation Total	Deductions of Reported Equity Values from Summary Compensation Total (a)	Equity Award Adjustments to Summary Compensation Total (b)	“Compensation Actually Paid”
William E. Conway, Jr.
2022	$500,000	$—	$—	$500,000
Kewsong Lee
2022	$40,775,405	$(36,695,033)	$(65,772,973)	$(61,692,601)
2021	$42,322,501	$(36,110,256)	$116,875,891	$123,088,136
2020	$16,384,203	$(10,274,286)	$14,355,674	$20,465,591
Glenn Youngkin
2020	$12,064,228	$(10,682,574)	$(32,808,461)	$(31,426,807)
Average of Non-PEO Named Executive Officers
2022	$14,108,893	$(2,331,523)	$(6,060,824)	$5,716,546
2021	$29,363,977	$(11,208,915)	$23,723,520	$41,878,582
2020	$6,925,930	$(2,407,846)	$3,110,192	$7,628,276
Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 3 and Note 16 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year	Total Equity Award Adjustments
Kewsong Lee
2022	$4,536,963	$(23,277,375)	$274,175	$(4,205,426)	$(43,101,310)	$(65,772,973)
2021	$74,781,989	$39,770,125	$—	$2,323,777	$—	$116,875,891
2020	$10,586,204	$3,208,442	$—	$561,028	$—	$14,355,674
Glenn Youngkin
2020	$—	$—	$—	$594,447	$(33,402,908)	$(32,808,461)
Average of Non-PEO Named Executive Officers
2022	$1,127,829	$(5,797,829)	$—	$(1,390,824)	$—	$(6,060,824)
2021	$20,872,266	$1,624,028	$—	$1,227,226	$—	$23,723,520
2020	$2,579,729	$458,910	$—	$71,554	$—	$3,110,192

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Conway, Lee and Youngkin and the average of the “compensation actually paid” to our Non-PEO NEOs (in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v) of Regulation S-K) in 2020, 2021 and 2022 and our cumulative total shareholder return (“TSR”) measured starting from December 31, 2019 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which is the Dow Jones U.S. Asset Manager Index) over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph show the relationship between the “compensation actually paid” to each of Messrs. Conway, Lee and Youngkin and the average of the “compensation actually paid” to our non-PEO NEOs (in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v)) in 2020, 2021 and 2022 and our net income performance in 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Conway, Lee and Youngkin and the average of the “compensation actually paid” to our non-PEO NEOs (in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v)) in 2020, 2021 and 2022 and the performance of our company-selected measure, fee related earnings, in 2020, 2021 and 2022.

Total Shareholder Return Vs Peer Group [Text Block]
The following graph shows the relationship between the “compensation actually paid” to each of Messrs. Conway, Lee and Youngkin and the average of the “compensation actually paid” to our Non-PEO NEOs (in each case, with “compensation actually paid” calculated as set forth above in accordance with the rules prescribed under Item 402(v) of Regulation S-K) in 2020, 2021 and 2022 and our cumulative total shareholder return (“TSR”) measured starting from December 31, 2019 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which is the Dow Jones U.S. Asset Manager Index) over the same period.

Tabular List [Table Text Block]

•Fee Related Earnings
•Net Realized Performance Revenues
•Fee-Earning Assets Under Management Raised (Fee-Earning Fundraising)
•Relative TSR Performance

Total Shareholder Return Amount	$ 102	181	102
Peer Group Total Shareholder Return Amount	127	162	115
Net Income (Loss)	$ 1,225,000,000	$ 2,974,700,000	$ 348,200,000
Company Selected Measure Amount	834,400,000	598,100,000	519,700,000
Additional 402(v) Disclosure [Text Block]	Represents the grant date fair value of equity-based awards granted in each year, as reflected in the “Stock Awards” column.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Fee Related Earnings
Non-GAAP Measure Description [Text Block]	Our company-selected measure is Fee Related Earnings (“FRE”). FRE is described under “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial Measures—Non-GAAP Financial Measures—Fee Related Earnings” in our Annual Report on Form 10-K. For a reconciliation of non-GAAP measures to the corresponding GAAP measures, please see Appendix A: Reconciliation of Non-GAAP Measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Net Realized Performance Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Fee-Earning Assets Under Management Raised (Fee-Earning Fundraising)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Relative TSR Performance
William E Conway, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 500,000
PEO Actually Paid Compensation Amount	500,000
Kewsong Lee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	40,775,405	$ 42,322,501	$ 16,384,203
PEO Actually Paid Compensation Amount	(61,692,601)	123,088,136	20,465,591
Glenn A. Youngkin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			12,064,228
PEO Actually Paid Compensation Amount			(31,426,807)
PEO [Member] | William E Conway, Jr. [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | William E Conway, Jr. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Kewsong Lee [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,695,033)	(36,110,256)	(10,274,286)
PEO [Member] | Kewsong Lee [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,772,973)	116,875,891	14,355,674
PEO [Member] | Kewsong Lee [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	4,536,963	74,781,989	10,586,204
PEO [Member] | Kewsong Lee [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(23,277,375)	39,770,125	3,208,442
PEO [Member] | Kewsong Lee [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	274,175	0	0
PEO [Member] | Kewsong Lee [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(4,205,426)	2,323,777	561,028
PEO [Member] | Kewsong Lee [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(43,101,310)	0	0
PEO [Member] | Glenn A. Youngkin [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,682,574)
PEO [Member] | Glenn A. Youngkin [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(32,808,461)
PEO [Member] | Glenn A. Youngkin [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards			0
PEO [Member] | Glenn A. Youngkin [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards			0
PEO [Member] | Glenn A. Youngkin [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards			0
PEO [Member] | Glenn A. Youngkin [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards			594,447
PEO [Member] | Glenn A. Youngkin [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards			(33,402,908)
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,331,523)	(11,208,915)	(2,407,846)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,060,824)	23,723,520	3,110,192
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	1,127,829	20,872,266	2,579,729
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(5,797,829)	1,624,028	458,910
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,390,824)	1,227,226	71,554
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0